STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
NET SALES
COST AND EXPENSE
Research and development	728,514	603,263	2,474,689	2,825,099
General and administrative	460,413	456,048	1,660,889	2,020,582
TOTAL COST AND EXPENSE	1,188,927	1,059,311	4,135,578	4,845,681
LOSS FROM OPERATIONS	(1,188,927)	(1,059,311)	(4,135,578)	(4,845,681)
OTHER INCOME (EXPENSE)
Interest income	62	66	255	249
Commitment fee	(24,754)	(237,965)	(271,885)
NET LOSS	$ (1,213,619)	$ (1,297,210)	$ (4,407,208)	$ (4,845,432)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	68,948,694	65,483,907	66,201,531	60,326,470